Exhibit 99.1

Capital One Auto Finance Trust

Automobile Receivable - Backed Notes

Series 2007-C

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Auto Finance 2007-C as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 10/15/2007

		Payment Date:	01/15/2008
Servicer:	Capital One Auto Finance, Inc. (through December 31, 2007)	Prior Payment/Close Date:	12/17/2007
Seller:	Capital One Auto Receivables, LLC (through December 31, 2007)	Monthly Period Beginning:	12/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	12/31/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Record Date:	01/14/2008
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	12/17/2007
Note Insurer:	Financial Guaranty Insurance Company	Coupon Accrual End Date:	01/14/2008
Administrator:	Capital One Auto Finance, Inc.	Days of Interest for Period:	29
Custodian:	Capital One Auto Finance, Inc. (through December 31, 2007)	Days in Collection Period:	31
Guarantor:	Capital One Financial Corporation	Months Seasoned:	3
Swap C/Party:	Barclays Bank PLC	LIBOR (One Month):	5.02750%

Class	Original Note Balance	Opening Balance	Principal Payment	Accelerated Principal	Optional Principal	Closing Balance	Days	Day Basis	Interest Rate	Calculated Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000
A1	$157,000,000	$114,663,897.02	$23,463,763.65	$0.00	$0.00	$91,200,133.37	29	Actual/360	5.28200%	$487,888.51	$487,888.51
			149.45			0.5809				3.11	3.11
A2A	$69,000,000	$69,000,000.00	$0.00	$0.00	$0.00	$69,000,000.00	30	30/360	5.29000%	$304,175.00	$304,175.00
						1.0000				4.41	4.41
A2B	$71,000,000	$71,000,000.00	$0.00	$0.00	$0.00	$71,000,000.00	29	Actual/360	LIBOR + 0.42000%	$311,566.74	$311,566.74
						1.0000				4.39	4.39
A3A	$91,000,000	$91,000,000.00	$0.00	$0.00	$0.00	$91,000,000.00	30	30/360	5.13000%	$389,025.00	$389,025.00
						1.0000				4.28	4.28
A3B	$192,000,000	$192,000,000.00	$0.00	$0.00	$0.00	$192,000,000.00	29	Actual/360	LIBOR + 0.51000%	$856,466.67	$856,466.67
						1.0000				4.46	4.46
A4	$170,000,000	$170,000,000.00	$0.00	$0.00	$0.00	$170,000,000.00	30	30/360	5.23000%	$740,916.67	$740,916.67
						1.0000				4.36	4.36
TOTAL	$750,000,000	$707,663,897.02	$23,463,763.65	$0.00	$0.00	$684,200,133.37				$3,090,038.59	$3,090,038.59
			31.29			0.9123					4.12

COAF 2007-C	December 2007

Capital One Auto Finance Trust

Series 2007-C

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	19,518,978.09
Liquidation Proceeds Collected During Period	181,211.73
Receivables Repurchase Amounts	0.00
Interest Collected on Receivables	8,089,373.23
Swap Termination Account	0.00
Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	96,282.08
Transfer from Reserve Fund	50,857.10
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	41,147.16
Optional Note Redemption Prepayment Amount	0.00
Total Available Funds		27,977,849.39

Distributions:
Trustee Fees	0.00
Servicing Fees	1,306,103.15
Net Swap Payments	0.00
Class A Noteholders' Accrued Note Interest	3,090,038.59
Shortfall - Class A Noteholders' Accrued Note Interest	0.00
Note Insurer Premium and Reimbursement Obligations due Note Insurer	117,944.00
First Allocation of Principal	0.00
Accrued and Unpaid Premium and Reimbursement Obligations, due Note Insurer	0.00
Second Allocation of Principal	23,463,763.65
Deposit/(Release) to/from Reserve Account, to Required Level	0.00
Swap Termination Payments
Other Amounts Due to the Trustee	0.00
Optional Note Redemption Amount / EOD Prin Pay	0.00
Distribution to the Equity Certificate Holder	0.00
Total Distributions		27,977,849.39

COAF 2007-C	December 2007

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

Beginning of Period Aggregate Principal Balance		783,661,891.27
Purchase of Subsequent Receivables		0.00
Monthly Principal Amounts
Regular Principal Received	11,052,130.90
Prepaid Principal Received	8,466,847.19
Defaulted Receivables	390,758.93
Principal Portion of Repurchased Receivables	0.00
Cram Down Losses and other non-cash adjustments	6,230.45
Total Monthly Principal Amounts		19,915,967.47
End of Period Aggregate Receivables Balance		763,745,923.80
Pool Factor (End of Period Aggregate Receivables Balance / Original Pool Balance)		0.931768

RECONCILIATION OF PRE-FUNDING ACCOUNT:

Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00
End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:

Beginning of Period Reserve Account balance		12,295,104.44
Deposits to Reserve Account - Subsequent Fundings		0.00
Subtotal		12,295,104.44
Reserve Account Requirement	12,295,104.44
Reserve Acount Shortfall / (Excess)	0.00
Deposit to Reserve Fund, to Required Level		0.00
Release from Reserve Account		0.00
End of Period Reserve Account Balance		12,295,104.44
Change in Reserve Account Balance from Prior Period		0.00
EOP Shortfall		0.00

COAF 2007-C	December 2007

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	48,201	10/04/2007	10/11/2007	$819,673,629.34
Subsequent Purchase #1	0			$0.00
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	48,201			$819,673,629.34

ASSET PERFORMANCE:

Monthly Period And Cumulative number of Receivables Calculation:

	Cumulative	Current
Beginning Number of Receivables	48,201	47,183
Number of Subsequent Receivables Purchased	0	0
Number of Receivables Defaulted During Period	24	18
Number of Receivables Becoming Purchased Receivables During Period	7	0
Number of Receivables Paid-Off During Period	1,577	572
Ending Number of Receivables	46,593	46,593

Statistical Data (Current and Historical):

		Total, Incl. Subseq.
	Initial	Additions	Prev. Month	Current
Weighted Average APR of the Receivables	12.88%	12.88%	12.91%	12.92%
Weighted Average Remaining Term	61.48	61.48	60.24	59.39
Weighted Average Original Term	66.60	66.60	66.60	66.60
Average Receivable Balance	$17,005.32	$17,005.32	$16,608.99	$16,391.86

Receivables with Scheduled Payment Delinquent

(excludes repossessed assets)

	Units	Dollars	Percentage
31-60 days	1,871	$33,759,177	4.31%
61-90 days	495	$8,639,569	1.10%
over 90 days	136	$2,576,636	0.33%
Receivables Delinquent More than 60 Days at End of Period	631	$11,216,205	1.43%

	Units	Dollars	Percentage
Total Repossessed Assets at End of Collection Period	102	$2,019,083.94	0.26%

COAF 2007-C	December 2007

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	11,216,204.82
Beginning of Period Principal Balance	783,661,891.27
Delinquency Ratio		1.43%
Previous Monthly Period Delinquency Ratio		0.70%
Second Previous Monthly Period Delinquency Ratio		0.03%
3 Month Average Delinquency Ratio		0.72%

Compliance with Accelerated Reserve Fund Trigger? Three Month Average Delinquency Ratio for Period 3 < 7.00%?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Three Month Average Delinquency Ratio for Period 3 < 8.00%?	Yes

Cumulative Net Charge-off Rate:
Net Losses since the Initial Cut-off Date (Beginning of Period)		47,434.06
Receivables becoming Defaulted Receivables during period	390,758.93
Cram Down Losses and other non-cash adjustments occurring during period	6,230.45
Liquidation Proceeds collected during period	181,211.73
Net Losses during period	215,777.65
Net Losses since Initial Cut-off Date (End of Period)		263,211.71
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.03%

Compliance with Accelerated Reserve Fund Trigger? Cumulative Net Loss Ratio for Period 3 < N/A?	Yes
Is there a Reserve Account Increase Condition?	No
Compliance with Insurance Agreement Event of Default Trigger? Cumulative Net Loss Ratio for Period 3 < N/A?	Yes

Extension Rate:
Number of Receivables extended during current period	238
Beginning of Period Loans Outstanding	47,183
Extension Rate		0.50%
Previous Monthly Extension Rate		0.34%
Second previous Monthly Extension Rate		0.19%
Average Extension Rate		0.34%

Compliance with Extension Test? (Pass is an Average Extension Rate less than 4%)	Yes

COAF 2007-C	December 2007

OFFICER’S CERTIFICATION:

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (in its capacity as Servicer through December 31, 2007, the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Servicing Agreement dated as of October 11, 2007, as amended, by and among Capital One Auto Receivables, LLC, as Seller, the Servicer, Capital One Auto Finance 2007-C, as Issuer, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC.
as Servicer

By:	/s/ Pamela Koch
Name:	Pamela Koch
Title:	Authorized Officer
Date:	01/10/2008

COAF 2007-C	December 2007